Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	August 2017
Distribution Date	09/15/17
Transaction Month	48
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:		$1,294,029,653.21

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%		September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%		June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%		February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%		March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%		March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%		March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%		January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$777,445.38	0.0065535	$-	-	$777,445.38
Class B Notes	$23,290,000.00	1.0000000	$13,623,382.26	0.5849456	$9,666,617.74
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$87,477,445.38	0.0681113	$77,033,382.26	0.0599794	$10,444,063.12

Weighted Avg. Coupon (WAC)	3.64%		3.68%
Weighted Avg. Remaining Maturity (WARM)	15.32		14.51
Pool Receivables Balance	$109,043,267.02		$98,301,358.84
Remaining Number of Receivables	23,391		22,606

Adjusted Pool Balance	$106,887,890.18		$96,443,827.06

III. COLLECTIONS

Principal:
Principal Collections	$10,606,084.18
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$156,689.68
Total Principal Collections	$10,762,773.86

Interest:
Interest Collections	$333,969.31
Late Fees & Other Charges	$41,695.80
Interest on Repurchase Principal	$-
Total Interest Collections	$375,665.11

Collection Account Interest	$7,236.92
Reserve Account Interest	$2,324.87
Servicer Advances	$-

Total Collections	$11,148,000.76

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	August 2017
Distribution Date	09/15/17
Transaction Month	48
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$11,148,000.76
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$11,148,000.76

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$90,869.39	$-	$90,869.39	$90,869.39
	Collection Account Interest					$7,236.92
	Late Fees & Other Charges					$41,695.80
Total due to Servicer						$139,802.11

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$1,004.20		$1,004.20

	Total Class A interest:		$1,004.20		$1,004.20	$1,004.20

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

	Available Funds Remaining:					$10,820,917.37

9.	Regular Principal Distribution Amount:					$10,444,063.12

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$777,445.38
	Class A Notes Total:		$777,445.38		$777,445.38
	Class B Notes Total:		$9,666,617.74		$9,666,617.74
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$10,444,063.12		$10,444,063.12

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					376,854.25

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,155,376.84
Beginning Period Amount	$2,155,376.84
Current Period Amortization	$297,845.06
Ending Period Required Amount	$1,857,531.78
Ending Period Amount	$1,857,531.78
Next Distribution Date Required Amount	$1,584,701.43

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	August 2017
Distribution Date	09/15/17
Transaction Month	48
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	18.16%	20.13%	20.13%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.91%	22,134	96.43%	$94,794,747.56
30 - 60 Days	1.66%	375	2.75%	$2,707,337.36
61 - 90 Days	0.38%	85	0.69%	$676,743.81
91-120 Days	0.05%	12	0.12%	$122,530.11
121 + Days	0.00%	0	0.00%	$-
Total		22,606		$98,301,358.84

Delinquent Receivables 30+ Days Past Due
Current Period	2.09%	472	3.57%	$3,506,611.28
1st Preceding Collection Period	2.02%	472	3.36%	$3,658,647.18
2nd Preceding Collection Period	1.80%	434	2.92%	$3,512,952.38
3rd Preceding Collection Period	1.96%	488	3.10%	$4,098,005.13
Four-Month Average	1.97%		3.24%

Repossession in Current Period		14		$109,387.67
Repossession Inventory		43		$62,562.42

Current Charge-Offs
Gross Principal of Charge-Offs				$135,824.00
Recoveries				$(156,689.68)
Net Loss				$(20,865.68)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.23%

Average Pool Balance for Current Period				$103,672,312.93

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.24%
1st Preceding Collection Period				0.27%
2nd Preceding Collection Period				0.05%
3rd Preceding Collection Period				0.03%
Four-Month Average				0.02%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		19	2,280	$33,764,774.94
Recoveries		25	2,111	$(20,839,431.78)
Net Loss				$12,925,343.16
Cumulative Net Loss as a % of Initial Pool Balance				0.96%

Net Loss for Receivables that have experienced a Net Loss *		12	1,899	$13,027,562.99
Average Net Loss for Receivables that have experienced a Net Loss				$6,860.22

Principal Balance of Extensions				$653,622.38
Number of Extensions				82

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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